INVENTORIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Opening balance	R$ (149,927)	R$ (121,871)
Reversal/(Provision for losses) on inventories with low turnover and obsolescence	44,867	(28,056)
Closing balance	R$ (105,060)	R$ (149,927)